Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities:
Net loss	$ (1,965)	$ (782)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	53	13
Share-based compensation (Note 4)	112	176
Change in the fair value of convertible advanced investments		(269)
Amortization of discount on straight loan received from commercial bank	12	13
Exchange rate differences on straight loan received from commercial bank	(10)	(30)
Change in the fair value of derivative warrant liability (Note 5)	577	(36)
Change in estimation of maturity date of liability to controlling shareholder (Note 6)		12
Amortization of discount and accrued interest on straight loan from controlling shareholder (Note 6)	10	28
Exchange rate differences on straight loan from controlling shareholder (Note 6)	(5)	(21)
Decrease (increase) in trade receivables	463	170
Increase in other current assets	(237)	(178)
Decrease in accounts payable	(1)	(15)
Decrease in deferred revenues	(9)	(12)
Increase in other current liabilities	43	(84)
Net cash used in operating activities	(957)	(1,015)
Cash flows from investing activities:
Purchase of property and equipment	(18)	(4)
Capitalization of internal-use software	(295)
Investment is short-term bank deposit	(3,500)
Net cash used in investing activities	(3,813)	(4)
Cash flows from financing activities:
Repayment of principal relating to straight loan received from commercial bank	(101)	(94)
Net proceeds received upon completion of initial public offering transaction		6,695
Net proceeds received upon completion of public offering transaction (Note 3A)	12,286
Proceeds from loan received from controlling shareholder (Note 6)		25
Repayment of principal relating to straight loan received from controlling shareholder (Note 6)	(154)	(104)
Proceeds received from exercise of options into shares to be issued (Note 4)	782	28
Net cash provided by financing activities	12,813	6,550
Change in cash, cash equivalents	8,043	5,531
Cash, cash equivalents at beginning of period	6,116	693
Cash, cash equivalents at end of period	14,159	6,224
Non-cash financing activities:
Amount classified to equity upon determination of the exercise price (Note 3)	599
Share-based compensation capitalized in internal-use software	73
Automatic conversion of convertible advanced investments into shares		4,571
Deemed dividend upon trigger of down round protection		(7)
Supplemental disclosure of cash flow information:
Interest paid	38	20
Interest received	168
Taxes paid	$ 30	$ 7